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                       HARRIS ASSOCIATES INVESTMENT TRUST
                      Two North La Salle Street, Suite 500
                             Chicago, Illinois 60602

                                February 4, 2002


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:

                    HARRIS ASSOCIATES INVESTMENT TRUST
                    1933 ACT REGISTRATION NO. 033-38953
                    1940 ACT REGISTRATION NO. 811-06279

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Associates Investment Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on January 30, 2002.

                                        Very truly yours,

                                        HARRIS ASSOCIATES INVESTMENT TRUST

                                        /s/ Ann W. Regan
                                        ---------------------------------------
                                        Ann W. Regan
                                        Vice President - Shareholder Operations